Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 26, 2018
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2018